Discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [line items]
Net sales to third parties of discontinued operations	$ 49,109	$ 48,518	$ 49,414
Net sales of discontinued operations	49,109	48,518	49,440
Other revenues	1,026	918	947
Cost of goods sold	(17,175)	(17,520)	(17,404)
Gross profit of discontinued operations	32,960	31,916	32,983
Marketing and Sales	(12,861)	(11,998)	(11,772)
Research and Development	(8,972)	(9,039)	(8,935)
General and Administration	(2,136)	(2,194)	(2,475)
Other income	1,969	1,927	2,049
Other expense	(2,331)	(2,344)	(2,873)
Income from associated companies	$ 1,108	$ 703	266
Income loss before taxes from discontinued operations			12,479
Net income from discontinued operations			10,766
Discontinued operations [member]
Statement [line items]
Net sales to third parties of discontinued operations			601
Sales to continuing segments			19
Net sales of discontinued operations			620
Other revenues			23
Cost of goods sold			(376)
Gross profit of discontinued operations			267
Marketing and Sales			(244)
Research and Development			(181)
General and Administration			(58)
Other income			13,420
Other expense			(727)
Operating income/loss of discontinued operations			12,477
Income from associated companies			2
Income loss before taxes from discontinued operations			12,479
Income tax expense of discontinued operations			(1,713)
Net income from discontinued operations			10,766
Discontinued operations [member] | Vaccines
Statement [line items]
Net sales to third parties of discontinued operations			145
Sales to continuing segments			18
Net sales of discontinued operations			163
Other revenues			18
Cost of goods sold			(192)
Gross profit of discontinued operations			(11)
Marketing and Sales			(57)
Research and Development			(151)
General and Administration			(26)
Other income			2,870
Other expense			(57)
Operating income/loss of discontinued operations			2,568
Income from associated companies			2
Discontinued operations [member] | Consumer Health
Statement [line items]
Net sales to third parties of discontinued operations			456
Sales to continuing segments			1
Net sales of discontinued operations			457
Other revenues			5
Cost of goods sold			(184)
Gross profit of discontinued operations			278
Marketing and Sales			(187)
Research and Development			(30)
General and Administration			(32)
Other income			10,558
Other expense			(14)
Operating income/loss of discontinued operations			10,573
Discontinued operations [member] | Corporate
Statement [line items]
Other income			(8)
Other expense			(656)
Operating income/loss of discontinued operations			$ (664)